COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:
Year

2014	$3,522
2015	1,776
2016	49
2017	10
2018	6
$5,363

Schedule of Future Minimum Concession Fee Payments	Future minimum concession fee payments under non-cancellable concession right agreements were as follows:
Year

2014	$182,500
2015	120,557
2016	52,898
2017	30,007
2018	20,762
2019	42,273
$448,997